FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Fair Value Adjustment of Warrants	$ 4,774,000	$ 1,705,000